CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 3,585,391	$ 562,627	¥ 2,809,359	¥ 2,022,310
Cost of revenues	(557,177)	(87,433)	(430,773)	(292,494)
Research and development expenses	(93,882)	(14,732)	(70,938)	(65,471)
Sales and marketing expenses	(2,950,972)	(463,072)	(2,121,006)	(1,362,185)
General and administrative expenses	(118,973)	(18,669)	(79,600)	(82,448)
Other operating income	26,614	4,176	24,790	12,349
Income/(loss) from operations	(108,999)	(17,103)	131,832	232,061
Interest and investment income	30,560	4,796	10,271	10,184
Interest expense to third parties	(38,051)	(5,971)	(39,596)	(26,963)
Interest expense to a related party			(1,032)
Foreign exchange losses, net	(7,935)	(1,245)	(485)	(1,973)
Other (loss)/income, net	(190)	(30)	443	(8)
Change in fair value of warrant liabilities			(7,442)	(865)
Income/(loss) before income tax expenses	(124,615)	(19,553)	93,991	212,436
Income tax expense			18,564	45,830
Net income/(loss)	(124,615)	(19,553)	75,427	166,606
Accretion of convertible redeemable preferred shares	(4,729,719)	(742,196)	(3,206,324)	(406,828)
Deemed dividend to preferred shareholders	(104,036)	(16,326)		(24,229)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(4,958,370)	(778,075)	(3,130,897)	(264,451)
Net income/(loss)	(124,615)	(19,553)	75,427	166,606
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax	(150,267)	(23,580)	232,957	(16,203)
Total comprehensive income/(loss)	(274,882)	(43,133)	308,384	150,403
Accretion of convertible redeemable preferred shares	(4,729,719)	(742,196)	(3,206,324)	(406,828)
Deemed dividend to preferred shareholders	(104,036)	(16,326)		(24,229)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	¥ (5,108,637)	$ (801,655)	¥ (2,897,940)	¥ (280,654)
Earnings Per Share, Basic and Diluted [Abstract]
Net loss per share - basic | (per share)	¥ (12.20)	$ (1.91)	¥ (57.44)	¥ (7.61)
Net loss per share - diluted | (per share)	¥ (12.20)	$ (1.91)	¥ (57.44)	¥ (7.61)
Weighted average number of ordinary shares
Weighted average number of ordinary shares outstanding - basic | shares	406,567,584	406,567,584	54,506,733	34,728,028
Weighted average number of ordinary shares outstanding - diluted | shares	406,567,584	406,567,584	54,506,733	34,728,028
Mobile device charging business
Revenues
Total revenues	¥ 3,455,797	$ 542,290	¥ 2,711,541	¥ 1,924,264
Power bank sales
Revenues
Total revenues	102,857	16,141	77,598	70,448
Others.
Revenues
Total revenues	¥ 26,737	$ 4,196	¥ 20,220	¥ 27,598